SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Transaction costs	$ 12,441,638	$ 13,763,667
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0